The Company’s identifiable intangible assets with finite lives (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,991,000	$ 2,980,000
Accumulated Amortization	(440,000)	(205,000)
Net	2,551,000	2,775,000
Trade Name/Trademark/Internet Domain Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	101,000	90,000
Accumulated Amortization	(9,000)	(5,000)
Net	92,000	85,000
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	80,000	80,000
Accumulated Amortization	(29,000)	(16,000)
Net	51,000	64,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,010,000	1,010,000
Accumulated Amortization	(123,000)	(34,000)
Net	887,000	976,000
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,800,000	1,800,000
Accumulated Amortization	(279,000)	(150,000)
Net	$ 1,521,000	$ 1,650,000